Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MML SERIES INVESTMENT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	msif_SupplementTextBlock

MML SERIES INVESTMENT FUND

MML Equity Income Fund

Supplement dated March 1, 2018 to the

Prospectus dated May 1, 2017 and the

Summary Prospectus dated May 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective immediately, the following information will replace the information found under Principal Investment Strategies (page 7 of the Prospectus) for the MML Equity Income Fund:

The Fund invests primarily in common stocks, with an emphasis on large-capitalization companies that have a strong track record of paying dividends or that the Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), believes to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks. While most assets will be invested in U.S. common stocks, the Fund may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may also invest in securities convertible into common or preferred stock. The Fund may purchase bank debt, loan participations and assignments, and high yield securities (also referred to as “junk” or “high yield” bonds). The Fund may use futures contracts for hedging or investment purposes as a substitute for investing directly in securities. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

Effective immediately, the following information supplements the information found under Principal Risks (beginning on page 8 of the Prospectus) for the MML Equity Income Fund:

Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

MML Equity Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	msif_SupplementTextBlock

MML SERIES INVESTMENT FUND

MML Equity Income Fund

Supplement dated March 1, 2018 to the

Prospectus dated May 1, 2017 and the

Summary Prospectus dated May 1, 2017

This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.

Effective immediately, the following information will replace the information found under Principal Investment Strategies (page 7 of the Prospectus) for the MML Equity Income Fund:

The Fund invests primarily in common stocks, with an emphasis on large-capitalization companies that have a strong track record of paying dividends or that the Fund’s subadviser, T. Rowe Price Associates, Inc. (“T. Rowe Price”), believes to be undervalued. Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks. While most assets will be invested in U.S. common stocks, the Fund may invest up to 25% of its total assets in foreign securities and American Depositary Receipts (“ADRs”), including emerging market securities. The Fund may also invest in securities convertible into common or preferred stock. The Fund may purchase bank debt, loan participations and assignments, and high yield securities (also referred to as “junk” or “high yield” bonds). The Fund may use futures contracts for hedging or investment purposes as a substitute for investing directly in securities. Use of derivatives by the Fund may create investment leverage. The Fund may hold a portion of its assets in cash or cash equivalents.

Effective immediately, the following information supplements the information found under Principal Risks (beginning on page 8 of the Prospectus) for the MML Equity Income Fund:

Derivatives Risk Derivatives can be highly volatile and involve risks different from, and potentially greater than, direct investments, including risks of imperfect correlation between the value of derivatives and underlying assets, counterparty default, potential losses that partially or completely offset gains, and illiquidity. Derivatives can create investment leverage. Losses from derivatives can be substantially greater than the derivatives’ original cost and can sometimes be unlimited. If the value of a derivative does not correlate well with the particular market or asset class the derivative is designed to provide exposure to, the derivative may not have the effect anticipated. Derivatives can also reduce the opportunity for gains or result in losses by offsetting positive returns in other investments. Many derivatives are traded in the over-the-counter market and not on exchanges.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE